Accrued Expenses and Other Current Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses and Other Current Liabilities [Abstract]
Deposit from advertising agencies	$ 1,790	11,149	11,702
Accrued professional fees	707	4,406	5,800
General operating expenses payables	3,813	23,754	20,497
Others	227	1,408	1,277
Total	$ 6,537	40,717	39,276